Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000006467
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 9,605	$ 10,203	$ 9,931	$ 10,844	$ 10,718	$ 10,332	$ 9,771	$ 9,434	$ 8,905	$ 9,786	$ 9,623	$ 10,160	$ 10,291	$ 9,288	$ 8,276	$ 8,812	$ 9,476	$ 9,662	$ 9,795	$ 9,936	$ 10,071	$ 10,013	$ 9,837	$ 10,063	$ 9,740	$ 9,819	$ 9,469	$ 9,659	$ 10,072	$ 10,341	$ 10,145	$ 10,240	$ 10,234	$ 10,565	$ 10,901	$ 11,023	$ 11,199	$ 11,255	$ 11,247	$ 11,280	$ 11,348	$ 11,378	$ 11,281	$ 11,244	$ 11,248	$ 11,176	$ 11,282	$ 11,415	$ 11,435	$ 11,398	$ 11,352	$ 11,435	$ 11,412	$ 11,467	$ 11,368	$ 11,269	$ 11,248	$ 11,107	$ 11,220	$ 11,021	$ 10,834	$ 10,853	$ 10,866	$ 10,860	$ 10,933	$ 10,685	$ 10,657	$ 10,583	$ 10,395	$ 10,392	$ 10,232	$ 10,242	$ 10,180	$ 9,969	$ 9,942	$ 10,000	$ 10,097	$ 10,033	$ 10,068	$ 10,079	$ 9,994	$ 10,063	$ 9,992	$ 10,061	$ 10,181	$ 10,147	$ 10,168	$ 10,169	$ 10,215	$ 10,131	$ 10,098	$ 10,095	$ 10,028	$ 9,961	$ 9,980	$ 9,936	$ 9,916	$ 9,926	$ 10,129	$ 10,200	$ 10,177	$ 10,164	$ 10,110	$ 9,960	$ 9,950	$ 9,905	$ 9,870	$ 9,825	$ 9,683	$ 9,703	$ 9,727	$ 9,720	$ 9,668	$ 9,683	$ 9,631	$ 9,701	$ 9,740	$ 9,754	$ 9,705	$ 9,776	$ 9,674
C000155939
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 9,261	9,837	9,575	10,455	10,334	9,962	9,420	9,095	8,586	9,435	9,278	9,796	9,922	8,955	7,979	8,496	9,136	9,315	9,444	9,580	9,710	9,661	9,498	9,721	9,417	9,487	9,170	9,358	9,762	10,026	9,845	9,955	9,943	10,269	10,600	10,724	10,914	10,977	10,975	11,014	11,088	11,124	11,037	11,008	11,019	10,956	11,067	11,203	11,229	11,204	11,178	11,252	11,250	11,298	11,208	11,119	11,104	10,974	11,092	10,904	10,726	10,753	10,772	10,774	10,852	10,614	10,594	10,515	10,349	10,353	10,202	10,217	10,161	9,960	9,939	10,003	10,105	10,048	10,090	10,106	10,029	10,092	10,039	10,114	10,239	10,224	10,240	10,248	10,300	10,222	10,196	10,200	10,139	10,089	10,103	10,066	10,051	10,068	10,279	10,357	10,352	10,334	10,286	10,142	10,150	10,099	10,070	10,031	9,892	9,919	9,949	9,948	9,902	9,922	9,877	9,954	10,000
C000006470
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,027,176	1,092,253	1,062,894	1,159,992	1,144,752	1,103,284	1,043,017	1,006,765	951,573	1,043,750	1,026,065	1,083,031	1,098,109	989,444	881,379	938,220	1,010,026	1,029,511	1,041,968	1,058,098	1,070,727	1,064,211	1,045,191	1,068,909	1,035,787	1,042,488	1,006,472	1,024,857	1,068,438	1,096,630	1,077,027	1,086,766	1,085,853	1,119,191	1,154,461	1,167,105	1,185,460	1,192,373	1,191,151	1,192,990	1,201,192	1,204,092	1,193,457	1,189,151	1,187,948	1,180,011	1,192,200	1,204,608	1,206,476	1,202,171	1,198,371	1,205,377	1,203,969	1,208,098	1,198,627	1,187,949	1,184,033	1,170,232	1,180,468	1,159,270	1,140,609	1,142,233	1,141,994	1,142,342	1,148,366	1,121,994	1,120,037	1,110,626	1,090,633	1,091,315	1,074,340	1,073,770	1,066,943	1,045,841	1,042,727	1,048,440	1,057,016	1,049,998	1,053,368	1,054,189	1,045,033	1,051,913	1,044,235	1,052,394	1,063,361	1,060,772	1,061,364	1,061,228	1,065,739	1,056,572	1,052,884	1,052,235	1,046,182	1,038,871	1,039,352	1,034,613	1,033,290	1,032,900	1,053,681	1,060,708	1,059,263	1,056,377	1,050,462	1,034,566	1,034,428	1,028,311	1,024,337	1,019,407	1,004,392	1,006,027	1,008,245	1,007,225	1,002,582	1,003,875	997,017	1,003,946	1,007,691	1,008,889	1,003,544	1,011,804	1,000,000
C000006469
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 9,645	10,258	9,990	10,902	10,764	10,382	9,823	9,489	8,963	9,846	9,685	10,238	10,370	9,356	8,346	8,884	9,564	9,753	9,875	10,032	10,170	10,114	9,939	10,168	9,847	9,915	9,580	9,772	10,189	10,461	10,268	10,365	10,361	10,697	11,037	11,162	11,355	11,414	11,408	11,444	11,515	11,549	11,453	11,418	11,425	11,355	11,465	11,601	11,624	11,590	11,546	11,632	11,625	11,670	11,572	11,476	11,456	11,317	11,434	11,235	11,048	11,070	11,086	11,083	11,158	10,910	10,884	10,798	10,623	10,623	10,464	10,475	10,414	10,202	10,177	10,237	10,338	10,263	10,313	10,314	10,242	10,302	10,232	10,316	10,440	10,409	10,420	10,424	10,485	10,389	10,358	10,369	10,303	10,236	10,258	10,204	10,196	10,210	10,419	10,492	10,472	10,461	10,408	10,257	10,249	10,205	10,171	10,116	9,973	10,006	10,021	10,016	9,976	9,993	9,942	10,016	10,057	10,074	10,026	10,102	10,000
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,687	11,866	11,743	12,015	11,853	11,681	11,422	11,318	11,134	11,400	11,289	11,426	11,454	11,035	10,560	10,721	10,983	11,049	11,038	11,056	11,171	11,104	10,849	11,122	10,788	10,824	10,435	10,551	11,026	11,320	11,043	11,268	11,206	11,640	11,961	12,127	12,399	12,407	12,392	12,402	12,509	12,517	12,393	12,303	12,256	12,154	12,297	12,458	12,537	12,494	12,333	12,377	12,399	12,471	12,256	12,155	12,042	11,806	12,041	11,863	11,654	11,637	11,639	11,601	11,652	11,394	11,360	11,202	11,033	11,017	10,822	10,810	10,663	10,499	10,452	10,540	10,585	10,534	10,512	10,527	10,470	10,540	10,487	10,588	10,690	10,644	10,660	10,647	10,684	10,593	10,541	10,550	10,469	10,383	10,386	10,307	10,270	10,240	10,475	10,545	10,543	10,531	10,445	10,265	10,257	10,187	10,064	9,993	9,884	9,933	9,970	9,938	9,899	9,929	9,871	9,983	10,000
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,187,525	1,205,735	1,193,156	1,220,886	1,204,368	1,186,895	1,160,554	1,150,040	1,131,288	1,158,357	1,147,094	1,161,014	1,163,799	1,121,254	1,072,965	1,089,347	1,115,957	1,122,718	1,121,603	1,123,349	1,135,118	1,128,226	1,102,365	1,130,134	1,096,132	1,099,867	1,060,331	1,072,095	1,120,364	1,150,267	1,122,056	1,144,935	1,138,670	1,182,785	1,215,392	1,232,192	1,259,812	1,260,662	1,259,141	1,260,171	1,271,025	1,271,874	1,259,230	1,250,116	1,245,366	1,234,981	1,249,522	1,265,856	1,273,862	1,269,479	1,253,126	1,257,621	1,259,892	1,267,199	1,245,324	1,235,019	1,223,591	1,199,562	1,223,460	1,205,411	1,184,158	1,182,396	1,182,633	1,178,824	1,183,953	1,157,756	1,154,320	1,138,221	1,121,048	1,119,481	1,099,625	1,098,427	1,083,488	1,066,798	1,062,021	1,070,981	1,075,589	1,070,316	1,068,081	1,069,632	1,063,831	1,070,977	1,065,602	1,075,803	1,086,256	1,081,488	1,083,127	1,081,828	1,085,649	1,076,363	1,071,028	1,071,937	1,063,730	1,054,976	1,055,330	1,047,250	1,043,568	1,040,477	1,064,402	1,071,510	1,071,256	1,070,102	1,061,356	1,042,994	1,042,180	1,035,127	1,022,595	1,015,382	1,004,296	1,009,338	1,013,032	1,009,805	1,005,867	1,008,840	1,002,999	1,014,320	1,016,097	1,017,278	1,013,096	1,019,035	1,000,000
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value	$ 9,861	10,415	10,229	10,791	10,577	10,366	10,008	9,846	9,572	10,193	10,069	10,305	10,537	9,701	8,888	9,349	10,085	10,374	10,604	10,605	10,711	10,654	10,394	10,654	10,364	10,414	10,090	10,233	10,667	10,979	10,739	10,866	10,806	11,167	11,500	11,591	11,793	11,833	11,785	11,800	11,893	11,913	11,790	11,749	11,734	11,657	11,786	11,943	12,005	12,010	11,982	12,049	12,044	12,119	12,031	12,029	12,040	11,964	11,712	11,483	11,287	11,313	11,329	11,308	11,363	11,099	11,089	10,997	10,791	10,811	10,629	10,649	10,585	10,378	10,287	10,342	10,424	10,352	10,382	10,379	10,295	10,365	10,283	10,355	10,488	10,455	10,470	10,478	10,540	10,443	10,413	10,440	10,375	10,306	10,307	10,257	10,245	10,251	10,484	10,561	10,556	10,584	10,551	10,386	10,380	10,379	10,357	10,289	10,113	10,124	10,153	10,171	10,096	10,090	10,017	10,099	10,109	10,137	10,085	10,180	10,000
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Account Value	$ 9,378	9,905	9,728	10,262	10,059	9,858	9,518	9,363	9,103	9,694	9,576	9,800	10,020	9,226	8,452	8,891	9,590	9,866	10,084	10,086	10,376	10,322	9,855	10,346	9,722	9,891	9,237	9,780	10,619	11,111	10,822	10,984	11,196	12,289	12,982	13,174	13,743	13,941	13,581	13,333	13,726	13,755	13,271	12,813	12,755	12,465	13,119	13,893	14,413	14,584	14,411	14,859	14,802	15,469	14,841	14,822	15,104	14,805	13,960	13,083	12,245	12,596	12,662	12,772	13,098	11,854	11,835	11,679	10,962	11,161	10,604	10,735	10,664	10,111	9,923	10,235	10,547	10,383	10,538	10,520	10,302	10,506	10,197	10,513	10,864	10,680	10,604	10,612	10,847	10,487	10,552	10,510	10,306	10,149	10,206	10,049	10,010	10,063	10,870	11,332	11,517	11,628	11,373	10,715	10,631	10,684	10,684	10,375	9,879	9,880	9,962	10,017	9,865	9,867	9,533	9,913	10,073	10,396	10,275	10,856	10,000
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value	$ 9,754	10,303	10,119	10,675	10,463	10,254	9,900	9,739	9,469	10,083	9,961	10,193	10,423	9,597	8,792	9,248	9,976	10,262	10,489	10,491	10,595	10,539	10,282	10,539	10,252	10,301	9,981	10,122	10,552	10,861	10,623	10,749	10,689	11,047	11,375	11,465	11,665	11,705	11,658	11,673	11,764	11,784	11,662	11,622	11,607	11,531	11,658	11,814	11,875	11,880	11,852	11,919	11,914	11,988	11,901	11,899	11,909	11,835	11,586	11,359	11,165	11,190	11,207	11,186	11,240	10,979	10,969	10,878	10,674	10,694	10,514	10,534	10,471	10,266	10,176	10,230	10,312	10,241	10,270	10,266	10,184	10,253	10,171	10,243	10,374	10,342	10,357	10,365	10,426	10,330	10,301	10,327	10,263	10,194	10,195	10,146	10,134	10,140	10,371	10,447	10,442	10,469	10,437	10,274	10,268	10,267	10,245	10,178	10,003	10,015	10,043	10,061	9,987	9,981	9,909	9,990	10,000
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Account Value	$ 9,310	9,833	9,658	10,188	9,986	9,787	9,449	9,296	9,038	9,624	9,507	9,729	9,948	9,159	8,391	8,827	9,521	9,794	10,011	10,013	10,301	10,247	9,784	10,271	9,652	9,819	9,171	9,709	10,542	11,030	10,744	10,905	11,115	12,200	12,888	13,079	13,644	13,840	13,483	13,236	13,627	13,655	13,175	12,720	12,663	12,375	13,024	13,792	14,308	14,479	14,307	14,751	14,695	15,357	14,734	14,715	14,995	14,698	13,859	12,989	12,156	12,505	12,570	12,679	13,004	11,768	11,749	11,594	10,882	11,081	10,527	10,658	10,587	10,037	9,851	10,161	10,471	10,308	10,462	10,444	10,227	10,430	10,124	10,437	10,785	10,603	10,528	10,536	10,768	10,411	10,475	10,434	10,232	10,076	10,132	9,976	9,937	9,991	10,791	11,250	11,434	11,544	11,291	10,638	10,554	10,607	10,607	10,300	9,807	9,809	9,890	9,944	9,793	9,795	9,464	9,841	10,000
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value	$ 937,781	990,477	972,817	1,026,241	1,005,898	985,820	951,800	936,344	910,338	969,394	957,596	979,963	1,002,025	922,602	845,213	889,087	959,043	986,551	1,008,412	1,008,579	1,037,578	1,032,200	985,486	1,034,561	972,241	989,065	923,741	978,006	1,061,893	1,111,078	1,082,204	1,098,402	1,119,588	1,228,861	1,298,164	1,317,423	1,374,299	1,394,123	1,358,078	1,333,289	1,372,586	1,375,480	1,327,074	1,281,272	1,275,525	1,246,516	1,311,919	1,389,263	1,441,263	1,458,445	1,441,146	1,485,862	1,480,167	1,546,859	1,484,142	1,482,222	1,510,417	1,480,465	1,395,976	1,308,311	1,224,492	1,259,649	1,266,190	1,277,162	1,309,835	1,185,375	1,183,479	1,167,887	1,096,160	1,116,144	1,060,416	1,073,536	1,066,377	1,011,058	992,280	1,023,458	1,054,700	1,038,329	1,053,838	1,051,967	1,030,172	1,050,595	1,019,725	1,051,295	1,086,376	1,068,042	1,060,440	1,061,241	1,084,669	1,048,652	1,055,171	1,050,989	1,030,608	1,014,944	1,020,573	1,004,915	1,000,978	1,006,338	1,086,981	1,133,202	1,151,744	1,162,780	1,137,275	1,071,501	1,063,069	1,068,418	1,068,421	1,037,506	987,873	988,039	996,210	1,001,675	986,482	986,673	953,290	991,287	1,007,284	1,039,592	1,027,535	1,085,588	1,000,000
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Account Value	$ 937,781	990,477	972,817	1,026,241	1,005,898	985,820	951,800	936,344	910,338	969,394	957,596	979,963	1,002,025	922,602	845,213	889,087	959,043	986,551	1,008,412	1,008,579	1,037,578	1,032,200	985,486	1,034,561	972,241	989,065	923,741	978,006	1,061,893	1,111,078	1,082,204	1,098,402	1,119,588	1,228,861	1,298,164	1,317,423	1,374,299	1,394,123	1,358,078	1,333,289	1,372,586	1,375,480	1,327,074	1,281,272	1,275,525	1,246,516	1,311,919	1,389,263	1,441,263	1,458,445	1,441,146	1,485,862	1,480,167	1,546,859	1,484,142	1,482,222	1,510,417	1,480,465	1,395,976	1,308,311	1,224,492	1,259,649	1,266,190	1,277,162	1,309,835	1,185,375	1,183,479	1,167,887	1,096,160	1,116,144	1,060,416	1,073,536	1,066,377	1,011,058	992,280	1,023,458	1,054,700	1,038,329	1,053,838	1,051,967	1,030,172	1,050,595	1,019,725	1,051,295	1,086,376	1,068,042	1,060,440	1,061,241	1,084,669	1,048,652	1,055,171	1,050,989	1,030,608	1,014,944	1,020,573	1,004,915	1,000,978	1,006,338	1,086,981	1,133,202	1,151,744	1,162,780	1,137,275	1,071,501	1,063,069	1,068,418	1,068,421	1,037,506	987,873	988,039	996,210	1,001,675	986,482	986,673	953,290	991,287	1,007,284	1,039,592	1,027,535	1,085,588	1,000,000
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value	$ 9,861	10,415	10,229	10,791	10,577	10,366	10,008	9,846	9,572	10,193	10,069	10,305	10,537	9,701	8,888	9,349	10,085	10,374	10,604	10,605	10,711	10,654	10,394	10,654	10,364	10,414	10,090	10,233	10,667	10,979	10,739	10,866	10,806	11,167	11,500	11,591	11,793	11,833	11,785	11,800	11,893	11,913	11,790	11,749	11,734	11,657	11,786	11,943	12,005	12,010	11,982	12,049	12,044	12,119	12,031	12,029	12,040	11,964	11,712	11,483	11,287	11,313	11,329	11,308	11,363	11,099	11,089	10,997	10,791	10,811	10,629	10,649	10,585	10,378	10,287	10,342	10,424	10,352	10,382	10,379	10,295	10,365	10,283	10,355	10,488	10,455	10,470	10,478	10,540	10,443	10,413	10,440	10,375	10,306	10,307	10,257	10,245	10,251	10,484	10,561	10,556	10,584	10,551	10,386	10,380	10,379	10,357	10,289	10,113	10,124	10,153	10,171	10,096	10,090	10,017	10,099	10,109	10,137	10,085	10,180	10,000
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Account Value	$ 9,378	$ 9,905	$ 9,728	$ 10,262	$ 10,059	$ 9,858	$ 9,518	$ 9,363	$ 9,103	$ 9,694	$ 9,576	$ 9,800	$ 10,020	$ 9,226	$ 8,452	$ 8,891	$ 9,590	$ 9,866	$ 10,084	$ 10,086	$ 10,376	$ 10,322	$ 9,855	$ 10,346	$ 9,722	$ 9,891	$ 9,237	$ 9,780	$ 10,619	$ 11,111	$ 10,822	$ 10,984	$ 11,196	$ 12,289	$ 12,982	$ 13,174	$ 13,743	$ 13,941	$ 13,581	$ 13,333	$ 13,726	$ 13,755	$ 13,271	$ 12,813	$ 12,755	$ 12,465	$ 13,119	$ 13,893	$ 14,413	$ 14,584	$ 14,411	$ 14,859	$ 14,802	$ 15,469	$ 14,841	$ 14,822	$ 15,104	$ 14,805	$ 13,960	$ 13,083	$ 12,245	$ 12,596	$ 12,662	$ 12,772	$ 13,098	$ 11,854	$ 11,835	$ 11,679	$ 10,962	$ 11,161	$ 10,604	$ 10,735	$ 10,664	$ 10,111	$ 9,923	$ 10,235	$ 10,547	$ 10,383	$ 10,538	$ 10,520	$ 10,302	$ 10,506	$ 10,197	$ 10,513	$ 10,864	$ 10,680	$ 10,604	$ 10,612	$ 10,847	$ 10,487	$ 10,552	$ 10,510	$ 10,306	$ 10,149	$ 10,206	$ 10,049	$ 10,010	$ 10,063	$ 10,870	$ 11,332	$ 11,517	$ 11,628	$ 11,373	$ 10,715	$ 10,631	$ 10,684	$ 10,684	$ 10,375	$ 9,879	$ 9,880	$ 9,962	$ 10,017	$ 9,865	$ 9,867	$ 9,533	$ 9,913	$ 10,073	$ 10,396	$ 10,275	$ 10,856	$ 10,000